Schedule of Investments (unaudited) April 30, 2020	iShares® Currency Hedged MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.3%
iShares MSCI EAFE Small-Cap ETF(a)	997,843	$49,014,048

Total Investment Companies — 100.3% (Cost: $57,241,130)		49,014,048

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(a)(b)	92,000	92,000

Total Short-Term Investments — 0.2% (Cost: $92,000)		92,000

Total Investments in Securities — 100.5% (Cost: $57,333,130)		49,106,048

Other Assets, Less Liabilities — (0.5)%		(258,165)

Net Assets — 100.0%		$48,847,883

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(b)	—	—	$—	$3,897	(c)	$90		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	13,000	79,000	(b)	—	92,000	92,000	1,267		—		—
iShares MSCI EAFE Small-Cap ETF	453,282	655,245		(110,684)	997,843	49,014,048	724,830		271,129		(6,633,191)

						$49,106,048	$729,994		$271,219		$(6,633,191)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	6,399,000	USD	4,108,850	MS	05/05/20	$61,068
CHF	2,781,000	USD	2,856,552	MS	05/05/20	24,567
DKK	5,784,000	USD	841,352	MS	05/05/20	8,094
EUR	19,592,000	USD	21,361,470	MS	05/05/20	108,416
GBP	7,152,000	USD	8,867,672	MS	05/05/20	140,291
ILS	3,306,000	USD	939,910	MS	05/05/20	8,471
NOK	10,472,000	USD	1,006,536	MS	05/05/20	15,616
NZD	731,000	USD	442,203	MS	05/05/20	6,225
SEK	68,218,000	USD	6,942,195	MS	05/05/20	50,435
SGD	1,250,000	USD	882,633	MS	05/05/20	3,797
USD	5,577,896	CHF	5,361,000	MS	05/05/20	23,894
USD	956,235	DKK	6,458,000	MS	05/05/20	7,805
USD	11,219,481	EUR	10,145,000	MS	05/05/20	102,087

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Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,024,996	NOK	10,475,000	MS	05/05/20	$2,551
USD	887,973	SGD	1,250,000	MS	05/05/20	1,543
JPY	81,528,000	USD	756,701	MS	05/07/20	3,007
USD	16,122,467	JPY	1,724,056,000	MS	05/07/20	57,089
USD	367,320	AUD	561,000	MS	06/04/20	1,705
USD	214,644	CHF	207,000	MS	06/04/20	17
USD	819,958	GBP	650,000	MS	06/04/20	1,185
USD	947,022	HKD	7,343,000	MS	06/04/20	227
USD	93,997	ILS	326,000	MS	06/04/20	401
USD	15,858,185	JPY	1,688,309,000	MS	06/04/20	120,221
USD	103,441	NOK	1,057,000	MS	06/04/20	253
USD	45,644	NZD	74,000	MS	06/04/20	258
USD	73,170	SGD	103,000	MS	06/04/20	120

						749,343

CHF	2,781,000	USD	2,881,417	MS	05/05/20	(299)
DKK	1,155,000	USD	170,048	MS	05/05/20	(423)
EUR	2,108,000	USD	2,316,083	MS	05/05/20	(6,033)
NOK	10,472,000	USD	1,024,703	MS	05/05/20	(2,550)
SGD	1,250,000	USD	887,973	MS	05/05/20	(1,543)
USD	3,951,919	AUD	6,399,000	MS	05/05/20	(217,999)
USD	207,067	CHF	201,000	MS	05/05/20	(1,169)
USD	70,027	DKK	481,000	MS	05/05/20	(613)
USD	12,650,079	EUR	11,555,000	MS	05/05/20	(12,462)
USD	8,866,479	GBP	7,152,000	MS	05/05/20	(141,484)
USD	927,610	ILS	3,306,000	MS	05/05/20	(20,771)
USD	993,164	NOK	10,469,000	MS	05/05/20	(28,696)
USD	439,742	NZD	731,000	MS	05/05/20	(8,686)
USD	6,896,662	SEK	68,218,000	MS	05/05/20	(95,968)
USD	878,309	SGD	1,250,000	MS	05/05/20	(8,121)
HKD	8,273,000	USD	1,067,428	MS	05/07/20	(314)
JPY	3,366,584,000	USD	31,545,700	MS	05/07/20	(174,652)
USD	1,066,564	HKD	8,273,000	MS	05/07/20	(550)
USD	16,008,228	JPY	1,724,056,000	MS	05/07/20	(57,149)
USD	3,301,876	AUD	5,073,000	MS	06/04/20	(4,299)
USD	2,646,434	CHF	2,576,000	MS	06/04/20	(24,472)
USD	980,356	DKK	6,727,000	MS	06/04/20	(8,120)
USD	10,726,495	EUR	9,877,000	MS	06/04/20	(103,417)
USD	7,304,525	GBP	5,888,000	MS	06/04/20	(112,293)
USD	62,405	HKD	484,000	MS	06/04/20	(1)
USD	782,439	ILS	2,747,000	MS	06/04/20	(6,235)
USD	837,616	NOK	8,694,000	MS	06/04/20	(11,120)
USD	359,936	NZD	592,000	MS	06/04/20	(3,150)
USD	3,256,467	SEK	32,129,000	MS	06/04/20	(37,778)
USD	732,338	SGD	1,036,000	MS	06/04/20	(2,421)

						(1,092,788)

	Net unrealized depreciation					$(343,445)

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Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$49,014,048	$—	$—	$49,014,048
Money Market Funds	92,000	—	—	92,000

	$49,106,048	$—	$—	$49,106,048

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$749,343	$—	$749,343
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,092,788)	—	(1,092,788)

	$—	$(343,445)	$—	$(343,445)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

AUD	Australian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

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